Segment Information (Tables)	12 Months Ended
May 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2012

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	644,981	17,757	90,457	753,195

Operating costs and expenses:
Cost of revenues	(245,169)	(8,160)	(39,519)	(292,848)
Selling and marketing	(77,064)	(1,335)	(19,481)	(97,880)
General and administrative	(149,316)	(5,532)	(14,967)	(169,815)
Unallocated corporate expenses	—	—	—	(72,492)

Total operating costs and expenses	(471,549)	(15,027)	(73,967)	(633,035)

Operating income	173,432	2,730	16,490	120,160

Segment assets	436,403	52,839	159,321	648,563
Unallocated corporate assets	—	—	—	480,254

Total assets	436,403	52,839	159,321	1,128,817

For the year ended May 31, 2013

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	818,550	20,712	120,592	959,854

Operating costs and expenses:
Cost of revenues	(328,663)	(8,396)	(47,118)	(384,177)
Selling and marketing	(96,064)	(1,712)	(27,670)	(125,446)
General and administrative	(198,718)	(6,648)	(27,438)	(232,804)
Unallocated corporate expenses	—	—	—	(94,862)

Total operating costs and expenses	(623,445)	(16,756)	(102,226)	(837,289)

Operating income	195,105	3,956	18,366	122,565

Segment assets	544,669	59,791	220,441	824,901
Unallocated corporate assets	—	—	—	528,540

Total assets	544,669	59,791	220,441	1,353,441

For the year ended May 31, 2014

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	969,947	24,063	144,877	1,138,887

Operating costs and expenses:
Cost of revenues	(388,998)	(8,488)	(54,183)	(451,669)
Selling and marketing	(112,092)	(956)	(34,009)	(147,057)
General and administrative	(204,679)	(8,748)	(36,745)	(250,172)
Unallocated corporate expenses	—	—	—	(96,043)

Total operating costs and expenses	(705,769)	(18,192)	(124,937)	(944,941)
Gain on disposal of subsidiaries	—	—	3,621	3,621

Operating income	264,178	5,871	23,561	197,567

Segment assets	709,979	65,357	245,505	1,020,841
Unallocated corporate assets	—	—	—	582,704

Total assets	709,979	65,357	245,505	1,603,545